Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives - Parenthetical (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of borrowings classified as financing activities including discontinued operations	$ 3,391	$ 8,395
Discontinued operations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of borrowings classified as financing activities including discontinued operations	$ 33	$ 38